Leases	12 Months Ended
Mar. 31, 2023
Lessee Disclosure [Abstract]
Leases
3. Leases
Nextracker has several commitments under operating leases for warehouses, buildings, and equipment. Leases have initial lease terms ranging from one year to five years.
The components of lease cost recognized under ASC 842 were as follow (in thousands):

	Fiscal year ended March 31,

	2023	2022	2021
Operating lease cost	$1,922	$1,769	$1,624

Amounts reported in the consolidated balance sheet as of March 31, 2023 and 2022 were as follows (in thousands, except weighted average lease term and discount rate):

	As of March 31,

	2023	2022

Operating Leases:
Operating lease right of use assets	$3,337	$4,359
Operating lease liabilities	$3,394	$4,508
Weighted-average remaining lease term (In years)	2.6	2.8
Weighted-average discount rate	4.7%	3.1%

Other information related to leases was as follow (in thousands):

	Fiscal year ended March 31,

	2023	2022	2021

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,928	$1,818	$1,610

Future lease payments under
non-cancellable
leases as of March 31, 2023 are as follows:

(in thousands)	Operating Leases

Fiscal year ended March 31,
2024	$1,997
2025	626
2026	493
2027	423
2028	106

Total undiscounted lease payments	3,645
Less: imputed interest	251

Total lease liabilities	$3,394